Right of use assets and related lease liabilities - Payments lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [Abstract]
Interest expense recognized in consolidated statements of income or loss	$ 23,641	$ 28,458
Principal repayments recognized in consolidated cash flow statements	56,729	77,913
Net decrease in accrued interest expense	39	(206)
Net increase in prepaid interest expense	(684)	(382)
Total payments on lease liabilities under IFRS 16 - Leases	$ 79,725	$ 105,783